Termination of Vie Agreements with Shareholders of 39PU (Details) - Schedule of Reconciliation of The Fair Value of Major Classes of Assets Acquired and Liabilities - USD ($)	Jun. 30, 2023	Jun. 30, 2022
ASSETS
Cash		$ 44,078
Short-term investments		647,819
Trade receivables		374,697
Inventories		723,199
Other current assets		108,301
Goodwill
Property and equipment, net		938,408
Intangible assets		1,672
Right of use assets		234,047
Total Assets		3,072,221
LIABILITIES
Other current liabilities		51,818
Income tax payable		142,447
Lease liabilities		124,263
Total Liabilities		$ 318,528